Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 954,587,514
Realized losses on sales and redemptions for physical bullion	(5,400,608)	$ (966,565)
Change in unrealized gains (losses)	(76,160,284)	57,726,059
Balance at end of year	871,613,584	954,587,514
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	954,587,514	885,981,474
Purchases	7,501,519	13,450,769
Sales	(1,169,773)	(1,604,223)
Redemptions for physical bullion	(7,744,784)
Realized losses on sales and redemptions for physical bullion	(5,400,608)	(966,565)
Change in unrealized gains (losses)	(76,160,284)	57,726,059
Balance at end of year	$ 871,613,584	$ 954,587,514